CONSOLIDATED STATEMENT OF CASHFLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax		$ 424,963	$ 503,964	$ 239,648
- amortisation of intangible assets		843	762	610
- depreciation charge		201,338	217,121	158,815
- gain on disposal of vessels		(20,391)	(42,374)	(21,110)
- loss on derecognition of right-of-use assets (vessels)			961
- write-back of impairment charge on vessels				(1,470)
- interest income		(15,617)	(10,121)	(1,941)
- interest expense		19,849	27,304	29,773
- other finance expense		3,939	1,747	2,040
- share-based payments		2,016	1,696	1,372
- finance lease income		(635)	(278)	(585)
- fair value gain from equity financial asset		(1,326)
Cash flows from before changes in working capital		614,979	700,782	407,152
- inventories		111,886	(52,660)	(51,210)
- trade and other receivables		112,689	(112,648)	111,986
- trade and other payables		(91,123)	52,701	35,029
- derivative financial instruments		(57,375)	(3,061)	253
- margin account held with broker		77,727	(66,384)	2,820
Total changes in working capital		153,804	(182,052)	98,878
Tax paid		(19,639)	(5,367)	(730)
Net cash from operating activities		749,144	513,363	505,300
Cash flows from investing activities
Additions in property, plant and equipment		(602,012)	(116,045)	(46,192)
Progress payments for vessel upgrades and dry docks	[1]			16,035
Additions in intangible assets		(237)	(634)	(103)
Purchase of equity financial asset		(30,162)		(21)
Proceeds from sale of assets held-for-sale		64,687	167,588	95,415
Proceeds from sale of vessels				87,883
Investment in joint venture			(301)
Repayment of finance lease receivables		7,915	7,842	7,535
Interest received		16,252	10,118	585
Sale of equity financial assets, at fair value		2,343
Acquisition of subsidiary, net of cash acquired				(48,588)
Net cash (used in)/from investing activities		(541,214)	68,568	112,549
Cash flows from financing activities
Proceeds from bank borrowings		610,883	72,070	67,243
Payment of financing fees		(4,430)		(109)
Repayments of bank borrowings		(197,437)	(171,659)	(389,103)
Payment of lease liabilities		(102,764)	(93,513)	(54,181)
Interest paid		(17,818)	(24,864)	(24,857)
Other finance expense paid		(3,939)	(1,652)	(1,586)
Purchase of treasury shares		(100)	(23,698)	(26,323)
Sale of treasury shares		1,091
Drawdown of trust receipts		2,107,821	1,021,010	260,377
Repayment of trust receipts		(2,118,318)	(989,884)	(306,856)
Dividend payment		(388,461)	(405,493)	(126,705)
Dividend payment to non-controlling interests		(21,657)	(27,607)
Contributions from non-controlling interests		1,562		80,000
Capital returns to non-controlling interests		(4,500)
Net cash used in financing activities		(138,067)	(645,290)	(522,100)
Net increase/(decrease) in cash and cash equivalents		69,863	(63,359)	95,749
Cash and cash equivalents at beginning of the financial year		162,037	225,396
Cash and cash equivalents at end of the financial year		$ 231,900	$ 162,037	$ 225,396

[1]	This will be reclassified from “prepayments” to “property, plant and equipment” upon completion.